Fair Value Measurements (Details 2) (USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Fair value hierarchy for assets and liabilities measured at fair value on a nonrecurring basis
Impairment charges	$ (9,266,000)	$ (5,750,000)	$ (1,231,000)
Property, plant and equipment-net	345,606,000	355,666,000
Specific Company-owned stores
Fair value hierarchy for assets and liabilities measured at fair value on a nonrecurring basis
Key money amount not recoverable	500,000
Impairment charges	(9,300,000)	(5,800,000)
Property, plant and equipment-net	9,100,000	6,400,000
Property, plant and equipment - net, fair value	300,000	700,000
Fair Value Measurement, Nonrecurring Basis | Level 1 | Specific Company-owned stores
Fair value hierarchy for assets and liabilities measured at fair value on a nonrecurring basis
Specific Company-owned stores	0	0
Fair Value Measurement, Nonrecurring Basis | Level 2 | Specific Company-owned stores
Fair value hierarchy for assets and liabilities measured at fair value on a nonrecurring basis
Specific Company-owned stores	0	0
Fair Value Measurement, Nonrecurring Basis | Level 3 | Specific Company-owned stores
Fair value hierarchy for assets and liabilities measured at fair value on a nonrecurring basis
Specific Company-owned stores	284,000	668,000
Fair Value Measurement, Nonrecurring Basis | Total | Specific Company-owned stores
Fair value hierarchy for assets and liabilities measured at fair value on a nonrecurring basis
Specific Company-owned stores	$ 284,000	$ 668,000